Time Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of Time Deposit Maturities
At December 31, 2018 and 2017 time deposits maturities were as follows:

(in thousands, except percentages)	2018		2017
Year of Maturity	Amount	%	Amount	%
2018	$—	—%	$1,357,668	60.44%
2019	1,438,565	60.26%	331,515	14.76%
2020	361,255	15.13%	194,175	8.64%
2021	168,850	7.07%	103,781	4.62%
2022	135,265	5.67%	106,550	4.74%
2023 and thereafter	283,196	11.87%	152,745	6.80%
Total	$2,387,131	100.00%	$2,246,434	100.00%